INVESTMENT AND OTHER REVENUE (Tables)	6 Months Ended
Jun. 30, 2022
Revenue [abstract]
Disclosure of investment and other revenue
The components of investment and other revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2022	2021	2022	2021
Investment income	$48	$49	$428	$74
Fee revenue	62	59	136	119
Dividend income	25	48	33	59
Interest income and other	23	9	47	19
Other	—	15	—	15
Total investment and other revenue	$158	$180	$644	$286